Label	Element	Value
Pacer Swan SOS Conservative (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.00%
Pacer Swan SOS Conservative (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $617.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Pacer Swan SOS Conservative (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $455.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Pacer Swan SOS Conservative (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $735.40 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.40%)
Pacer Swan SOS Conservative (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.70%
Pacer Swan SOS Conservative (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.10%)
Pacer Swan SOS Conservative (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%